Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
Summary of components of the income tax (benefit) expenses	Income Tax Provision for the three months ended March 31, 2021 and 2020 is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Income tax provision	$804	$—

	Year Ended December 31,
	2020	2019
Current income taxes:
Federal	$—	$—
State and local	—	—
Foreign	2,708	—
	2,708	—
Deferred income taxes:
Federal	—	—
State and local	—	—
Foreign	211	—
	211	—
Income tax (benefit) expense	$2,919	$—

Summary of reconciliations of income tax expense computed at the U.S. federal statutory income tax rate to the recognized income tax expense and the U.S. statutory income tax rate to our effective tax rates

	Year Ended December 31,
	2020	2019
	(Restated)
Net loss before income taxes	$(128,726)	$(22,450)
Less: net loss before Reverse Recapitalization	(133,404)	(22,450)
Less: net income before income taxes attributable to non-controlling interest	3,597	—
Net income attributable to Rush Street Interactive Inc. before income taxes	1,081	—
Income tax expense (benefit) at the federal statutory rate	227	—
State income taxes, net of federal benefit	100	—
Foreign operations	2,919	—
Change in valuation allowance	(327)	—
Income tax (benefit) expense	$2,919	$—

Summary of significant components of the deferred tax assets and liabilities

	Year Ended December 31,
	2020	2019
Deferred tax assets:	(Restated)
Investment in subsidiaries	$127,171	$—
Net operating losses	136	—
Imputed interest	1,202	—
Other assets	39	—
Total gross deferred tax assets	128,548	—
Valuation allowance	(128,511)	—
Total deferred tax assets, net of valuation allowance	37	—
Deferred tax liabilities:
Investment in subsidiaries	—	—
Total gross deferred tax liabilities	—	—
Net deferred tax assets	$37	$—